Benefit Plans	12 Months Ended
Dec. 31, 2016
Benefit Plans [Abstract]
Benefit Plans
(9) Benefit Plans

(a) Retirement Plan

The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service. The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees’ highest five consecutive years’ compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation. The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide for benefits attributed to service to date. Assets of the plan are administered by Trustco Bank’s Financial Services Department. This plan was frozen as of December 31, 2006.

The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2016 and 2015:

Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2016	2015
Projected benefit obligation at beginning of year	$30,889	33,662
Service cost	61	60
Interest cost	1,371	1,329
Benefit payments and expected expenses	(1,782)	(1,676)
Net actuarial loss (gain)	191	(2,486)
Projected benefit obligation at end of year	$30,730	30,889

Change in Plan Assets and Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2016	2015
Fair Value of plan assets at beginning of year	$41,677	42,993
Actual gain on plan assets	3,187	360
Company contributions	-	-
Benefit payments and actual expenses	(1,764)	(1,676)
Fair value of plan assets at end of year	43,100	41,677

Funded status at end of year	$12,370	10,788

Amounts recognized in accumulated other comprehensive loss consist of the following as of:

	December 31,
	2016	2015
Net actuarial loss	$5,279	5,830

The accumulated benefit obligation was $30.7 million and $30.9 million at December 31, 2016 and 2015, respectively.

 Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive (Loss) Income:

(dollars in thousands)	For the years ended December 31,
	2016	2015	2014
Service cost	$61	60	58
Interest cost	1,371	1,329	1,374
Expected return on plan assets	(2,648)	(2,735)	(2,504)
Amortization of net loss	184	210	-
Net periodic pension credit	(1,032)	(1,136)	(1,072)
Amortization of net loss	(184)	(210)	-

Net actuarial (gain) / loss included in other comprehensive (loss) income	(367)	(109)	5,337

Total recognized in other comprehensive loss	(551)	(319)	5,337
Total recognized in net periodic benefit (credit) cost and other comprehensive (loss) income	$(1,583)	(1,455)	4,265

The estimated net loss for the plan that will be amortized from accumulated other comprehensive loss into net periodic benefit income over the next fiscal year is $96 thousand.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2017	$1,776
2018	1,802
2019	1,828
2020	1,862
2021	1,912
2022 - 2026	9,442

The assumptions used to determine benefit obligations at December 31 are as follows:

	2016	2015	2014
Discount rate	4.41%	4.55	4.03

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2016	2015	2014
Discount rate	4.55%	4.03	5.08
Expected long-term rate of return on assets	6.50	6.50	6.50

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

(b) Supplemental Retirement Plan

The Company also has a supplementary pension plan under which additional retirement benefits are accrued for eligible executive officers. This plan supplements the defined benefit retirement plan for eligible employees that exceed the Internal Revenue Service limit on the amount of pension payments that are allowed from a retirement plan. The supplemental plan provides eligible employees with total benefit payments as calculated by the retirement plan without regard to this limitation. Benefits under this plan are calculated using the same actuarial assumptions and interest rates as used for the retirement plan calculations. The accumulated benefits under this supplementary pension plan was approximately $5.6 million as of December 31, 2016 and 2015. Effective as of December 31, 2008, this plan has been frozen and no additional benefits will accrue. Instead, the amount of the Company’s annual contribution to the plan plus interest is paid directly to each eligible employee. The expense recorded for this plan was $1.0 million, $1.0 million, and $1.5 million, in 2016, 2015, and 2014, respectively.

Rabbi trusts have been established for this plan. These trust accounts are administered by the Trustco Financial Services Department and invest primarily in bonds issued by government-sponsored enterprises and money market instruments. These assets are recorded at their fair value and are included in securities available for sale and other short-term investments in the Consolidated Statements of Condition. As of December 31, 2016 and 2015, the trusts had assets totaling $5.6 million.

(c) Postretirement Benefits

The Company permits retirees under age 65 to participate in the Company’s medical plan by making certain payments.  In addition, the plan provides a death benefit to certain eligible employees and retirees.

In 2003, the Company amended the medical plan to reflect changes to the retiree medical insurance coverage portion. The Company’s subsidy of the retiree medical insurance premiums was eliminated at that time. The Company continues to provide postretirement medical benefits for a limited number of executives in accordance with their employment contracts.

The following tables show the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2016 and 2015:

Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2016	2015
Accumulated benefit obligation at beginning of year	$5,434	6,455
Service cost	116	165
Interest cost	221	268
Plan amendments	-	-
Benefits paid	(70)	(85)
Net actuarial gain	(581)	(1,369)
Accumulated benefit obligation at end of year	$5,120	5,434

Change in Plan Assets and Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2016	2015
Fair value of plan assets at
beginning of year	$19,238	19,285
Actual gain on plan assets	1,104	(47)
Company contributions	66	85
Benefits paid	(70)	(85)
Fair value of plan assets at end of year	20,338	19,238

Funded status at end of year	$15,218	13,804

	December 31,
Amounts recognized in accumulated other comprehensive loss consist of the following as of:	2016	2015
Net actuarial gain	$(4,581)	(3,890)
Prior service credit	(1,547)	(1,457)
Total	$(6,128)	(5,347)

The accumulated benefit obligation was $5.1 million and $5.4 million at December 31, 2016 and 2015, respectively.

Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive (Loss) Income:

	For the years ended December 31,
(dollars in thousands)	2016	2015	2014
Service cost	$116	$165	100
Interest cost	221	268	217
Expected return on plan assets	(720)	(722)	(672)
Amortization of net actuarial gain	(274)	(140)	(297)
Amortization of prior service cost	90	90	199
Net periodic benefit credit	(567)	(339)	(453)

Net (gain) loss	(966)	(602)	1,219
Prior service cost	-	-	1,811
Amortization of prior service cost	(90)	(90)	(199)
Amortization of net gain	274	140	297
Total amount recognized in other comprehensive (loss) income	(782)	(552)	3,128

Total amount recognized in net periodic benefit cost and other comprehensive (loss) income	$(1,349)	$(891)	2,675

The estimated amount of net gain that will be amortized from accumulated other comprehensive loss into net periodic benefit income over the next fiscal year is approximately $341 thousand while the estimated amount of prior service cost that will be amortized from accumulated other comprehensive loss into net periodic benefit income over the next fiscal year is approximately $90 thousand.

Expected Future Benefit Payments

The following benefit payments are expected to be paid:

(dollars in thousands)
Year	Postretirement Benefits

2017	$87
2018	98
2019	112
2020	117
2021	146
2022 - 2026	965

The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2016	2015	2014
Discount rate	4.41%	4.55	4.03

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2016	2015	2013
Discount rate	4.55%	4.03	5.08
Expected long-term rate of return on assets, net of tax	3.75	3.75	3.75

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

For measurement purposes, a graded annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) was assumed for 2016 and thereafter. A one percentage point increase in the assumed health care cost in each year would have an approximate $1.1 million impact on the accumulated postretirement benefit obligation as of December 31, 2016, while a 1% decrease would have an approximate $837 thousand impact. The impact on the interest and service components of net periodic postretirement benefit credit for the year ended December 31, 2016 would be $74 thousand for a one percentage point increase and $57 thousand for a one percentage point decrease.

(d) Components of Accumulated Other Comprehensive Loss Related to Retirement and Postretirement Benefit Plans

The following table details the change in the components of other comprehensive (loss) income related to the retirement plan and the postretirement benefit plan, at December 31, 2016 and 2015, respectively:

(dollars in thousands)
	December 31, 2016
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(367)	(966)	(1,333)
Amortization of net actuarial (loss) gain	(184)	274	90
Amortization of prior service cost	-	(90)	(90)
Total	$(551)	(782)	(1,333)

	December 31, 2015
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(109)	(602)	(711)
Amortization of net actuarial gain (loss)	(210)	140	(70)
Amortization of prior service credit	-	(90)	(90)
Total	$(319)	(552)	(871)

 (e) Major Categories of Pension and Postretirement Benefit Plan Assets:

The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2016	2015	2016	2015
Debt Securities	31%	32	33	25
Equity Securities	64	60	62	60
Other	5	8	6	15
Total	100%	100	100	100

The expected long-term rate-of-return on plan assets, noted in sections (a) and (b) above, reflects long-term earnings expectations on existing plan assets. In estimating that rate, appropriate consideration was given to historical returns earned by plan assets and the rates of return expected to be available for reinvestment. Rates of return were adjusted to reflect current capital market assumptions and changes in investment allocations.

The Company’s investment policies and strategies for the pension benefit and postretirement benefit plans prescribe a target allocation of 50% to 70% equity securities, 25% to 40% debt securities, and 0% to 10% for other securities for the asset categories. The Company’s investment goals are to maximize returns subject to specific risk management policies. Its risk management policies permit direct investments in equity and debt securities and mutual funds while prohibiting direct investment in derivative financial instruments. The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international debt and equity securities. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Fair Value of Plan Assets:

Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2016 and 2015, by asset category, is as follows:

Retirement Plan		Fair Value Measurements at December 31, 2016 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,027	2,027	-	-
Equity mutual funds	27,706	27,706	-	-
U.S. government sponsored enterprises	4,233	-	4,233	-
Corporate bonds	8,535	-	8,535	-
Fixed income mutual funds	599	599	-	-

Total Plan Assets	$43,100	30,332	12,768	-

Postretirement Benefits		Fair Value Measurements at December 31, 2016 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,172	1,172	-	-
Equity mutual funds	12,540	12,540	-	-
U.S. government sponsored enterprises	2,049	-	2,049	-
Corporate bonds	3,127	-	3,127	-
State and political subdivisions	1,450	-	1,450	-

Total Plan Assets	$20,338	13,712	6,626	-

Retirement Plan		Fair Value Measurements at December 31, 2015 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$3,182	3,182	-	-
Equity mutual funds	25,352	25,352	-	-
U.S. government sponsored enterprises	5,779	-	5,779	-
Corporate bonds	6,771	-	6,771	-
Fixed income mutual funds	593	593	-	-

Total Plan Assets	$41,677	29,127	12,550	-

Postretirement Benefits		Fair Value Measurements at December 31, 2015 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,832	2,832	-	-
Equity mutual funds	11,513	11,513	-	-
U.S. government sponsored enterprises	1,843	-	1,843	-
Corporate bonds	1,074	-	1,074	-
State and political subdivisions	1,976	-	1,976	-

Total Plan Assets	$19,238	14,345	4,893	-

At December 31, 2016 and 2015, the majority of the equity mutual funds included in the plan assets of the retirement plan and postretirement benefit plan consist of large-cap index funds, while the remainder of the equity mutual funds consists of mid-cap, small-cap and international funds.

There were no transfers between Level 1 and Level 2 in 2016 and 2015.

The Company made no contributions to its pension and postretirement benefit plans in 2016 or 2015. The Company does not expect to make any contributions to its pension and postretirement benefit plans in 2017.

(f) Incentive and Bonus Plans

During 2006, the Company amended its profit sharing plan to include a 401(k) feature. Under the 401(k) feature, the Company matches 100% of the aggregate salary contribution up to the first 3% of compensation and 50% of the aggregate contribution of the next 3%. No profit sharing contributions were made in 2016, 2015 or 2014 but were replaced with Company contributions to the 401(k) feature of the plan. Expenses related to the plan aggregated $986 thousand for 2016, $944 thousand in 2015 and $710 thousand in 2014.

The Company also has an officers and executive incentive plan. The expense of these plans generally are based on the Company’s performance and estimated distributions to participants are accrued during the year and generally paid in the following year. The expense recorded for this plan was $1.7 million, $715 thousand and $1.3 million in 2016, 2015 and 2014, respectively.

The Company has also awarded 2.1 million performance bonus units to the executive officers and directors. These units become vested and exercisable only under a change of control as defined in the plan. The units were awarded based upon the stock price at the time of grant and, if exercised under a change of control, allow the holder to receive the increase in value offered in the exchange over the stock price at the date of grant for each unit, if any. As of December 31, 2016, the weighted average strike price of each unit was $8.03.

(g) Stock-Based Compensation Plans-Equity Awards

Equity awards are types of stock-based compensation that are to be settled in shares. As such, the amount of compensation expense to be paid at the time of settlement is included in surplus in the Consolidated Statement of Condition.

Under the Amended and Restated TrustCo Bank Corp NY 2010 Equity Incentive Plan (Equity Incentive Plan), the Company may grant stock options and restricted stock to its eligible employees for up to approximately 2.3 million shares of common stock, and may make certain other equity based, cash-settled awards (description in section (h) below) for up to the equivalent of approximately 1.4 million shares of common stock.

Under the Amended and Restated TrustCo Bank Corp NY 2010 Directors Equity Incentive Plan (Directors Plan), the Company may grant stock options and restricted stock to its directors for up to approximately 250 thousand shares of common stock, and may make certain other equity based, cash-settled awards (description in section (h) below) for up to the equivalent of approximately 250 thousand shares of common stock.

Under each of these plans, the exercise price of each option equals the fair value of the Company’s stock on the date of grant, and an option’s maximum term is ten years. Options vest over five years from the date the options are granted for the employees plans and they are immediately vested under the directors’ plans. A summary of the status of TrustCo’s stock option awards as of December 31, 2016 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2016	2,324,971	$7.34
New options awarded - 2016	-	-
Expired options - 2016	-	-
Options forfeited-2016	-	-
Exercised options - 2016	(240,930)	5.32
Balance, December 31, 2016	2,084,041	$7.57	4.0 years

Exercisable Options

Balance, December 31, 2016	1,674,741	$7.80	3.1 years

At December 31, 2016, the intrinsic value of outstanding stock options and vested stock options was approximately $2.6 million and $2.0 million, respectively. The Company expects all unvested options to vest according to plan provisions.

During 2016, 2015 and 2014, options for 241 thousand, 28 thousand and 18 thousand shares of stock were exercised, respectively. The intrinsic value and related tax benefits of stock options exercised in these years was not material.  It is the Company’s policy to generally issue stock for stock option exercises from previously unissued shares of common stock or treasury shares.

Unrecognized stock-based compensation expense related to non-vested stock options totaled $367 thousand at December 31, 2016. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 3.8 years.

Valuation of Stock-Based Compensation: The fair value of the Company’s employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant. The weighted-average fair value of stock options granted during 2015 and 2014 estimated using the Black-Scholes option pricing model, was $0.98 and $0.93, respectively.  The Company did not grant new stock option awards in 2016. The Company estimated expected market price volatility and the expected term of the options based on historical data and other factors. The assumptions used to determine the fair value of options granted during 2015 and 2014 are detailed in the table below:

	2015		2014
	Employees' Plan		Employees' Plan
Expected dividend yield	4.09%		3.64%
Risk-free interest rate	1.74		1.74
Expected volatility rate	26.20		21.62
Expected lives	5.0	years	5.0	years

During 2016, 2015 and 2014, the Company recognized $224 thousand, $204 thousand and $325 thousand in stock-based compensation expense related to the equity awards, respectively.

(h) Stock-Based Compensation Plans-Liability Awards

Liability awards are types of stock-based compensation that can be settled in cash (not shares). As such, the amount of compensation expense to be paid at the time of settlement is included in accrued expenses and other liabilities in the Consolidated Statement of Condition. The Company granted both service-based and performance based liability awards in 2016, 2015 and 2014.

The activity for service-based awards during 2016 was as follows:

Restricted share units

Outstanding Units

Balance, December 31, 2015	185,200
New awards granted	81,200
Forfeited awards	(1,600)
Awards settled	(49,750)
Balance, December 31, 2016	215,050

Service-Based Awards: During 2016, 2015 and 2014, the Company issued restricted share units to certain eligible officers, executives and its board of directors. The restricted share units do not hold voting powers, are not eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule. Upon issuance, the fair value of these awards is the fair value of the Company’s common stock on the grant date. Thereafter, the amount of compensation expense recognized is based on the fair value of the Company’s stock.

During 2016, 2015 and 2014, the Company recognized $610 thousand, $324 thousand and $352 thousand, respectively, in stock-based compensation expense related to these awards. Unrecognized stock-based compensation expense related to the outstanding restricted share units totaled $1.1 million at December 31, 2016.  During 2016, awards granted in 2013 became fully vested and settled.  Awards granted after 2013 were unvested at December 31, 2016.  The weighted average period over which the unrecognized expense is expected to be recognized was approximately 27 months as of December 31, 2016.

The liability related to service-based liability awards totaled $687 thousand and $404 thousand at December 31, 2016 and 2015, respectively.

The activity for performance-based awards during 2016 was as follows:

Performance share units

Outstanding Units

Balance, December 31, 2015	313,700
New awards granted	108,300
Awards settled	(65,000)
Balance, December 31, 2016	357,000

Performance Based Awards: During 2016, 2015 and 2014, the Company issued performance share units to certain eligible officers and executives. These units do not hold voting powers, are not eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule. Upon issuance, fair value of these units was the fair value of the Company’s common stock on the grant date. Thereafter, the amount of compensation expense recognized is based upon the Company’s achievement of certain performance criteria in accordance with Plan provisions as well as the fair value of the Company’s stock.

For units granted in 2013 and 2014, the Company concluded in 2015 that it does not expect to meet its required performance criteria and therefore has adjusted its calculation for the number of units that would be settled in cash upon vesting.  For units granted in 2015 and 2016, the Company expects to meet its required performance criteria.

During 2016, 2015 and 2014, the Company recognized approximately $23 thousand, ($48) thousand and $490 thousand, respectively, in stock based compensation expense (benefit) related to these units. Unrecognized stock-based compensation expense related to the outstanding performance share units totaled $1.4 million at December 31, 2016.  For the units granted in years subsequent to 2013, all of the units were unvested at December 31, 2016. The weighted average period over which the unrecognized expense is expected to be recognized was approximately 30 months as of December 31, 2016.

The liability related to performance based liability awards totaled $323 thousand and $699 thousand at December 31, 2016 and 2015, respectively.

(i) Stock and Liability Based Compensation Expense

Total compensation expense totaled $857 thousand, $480 thousand and $1.2 million in 2016, 2015 and 2014, respectively, related to awards under the Company’s equity-based compensation plans.

Of the $858 thousand of stock based compensation expense recognized in 2016, $633 thousand related to liability awards as they may be settled in cash instead of shares, while the remaining $224 thousand related to equity awards

Of the $480 thousand of stock based compensation expense recognized in 2015, $276 thousand related to liability awards as they may be settled in cash instead of shares, while the remaining $204 thousand related to equity awards.

Of the $1.2 million of stock based compensation expense recognized in 2014, $870 thousand related to liability awards as they may be settled in cash instead of shares, while the remaining $325 thousand related to equity awards.

Stock-based compensation expense is recognized ratably over the vesting period for all awards. Income tax benefits recognized in the accompanying Consolidated Statements of Income related to stock-based compensation in 2016, 2015 and 2014 was approximately $343 thousand, $192 thousand and $478 thousand, respectively.